INCOME TAXES - Components of the income tax provision (benefit) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
INCOME TAXES
Current	$ 482,976	$ 446,769	$ 853,970
Deferred		43,186	(46,260)
Total	$ 482,976	$ 489,955	$ 807,710